NET INCOME PER SHARE - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Employee stock option and nonvested shares granted that have been excluded from the dilutive share calculation	2,350,418		3,733,377
Series A Preferred Stock
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Preferred Stock dividend rate	8.00%